Share-Based Compensation (Schedule Of Information Regarding Stock Options Outstanding) (Details) (USD $)	12 Months Ended
	Sep. 30, 2011 years	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 32.55	$ 32.55	$ 35.69
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 54.88	$ 54.88	$ 54.88
Options Outstanding, Number Outstanding	435,054	761,931	891,826	1,139,201
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	0.79
Options Outstanding, Weighted Average Exercise Price	$ 35.58	$ 35.15	$ 33.63	$ 30.40
Exercisable Options Outstanding, Number Exercisable	397,073	677,538	683,192
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 35.42	$ 34.88	$ 31.61
$ 12.64 - $27.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 12.64
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 27.44
Options Outstanding, Number Outstanding	108,372
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	0.88
Options Outstanding, Weighted Average Exercise Price	$ 14.86
Exercisable Options Outstanding, Number Exercisable	108,105
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 14.83
$ 32.55 - $37.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 32.55
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 37.98
Options Outstanding, Number Outstanding	126,950
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	1.92
Options Outstanding, Weighted Average Exercise Price	$ 37.25
Exercisable Options Outstanding, Number Exercisable	89,236
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 37.20
$ 44.30 - $45.81 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 44.30
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 45.81
Options Outstanding, Number Outstanding	199,732
Stock Options Outstanding, Weighted-Average Remaining Contractual Life	0.02
Options Outstanding, Weighted Average Exercise Price	$ 45.77
Exercisable Options Outstanding, Number Exercisable	199,732
Exercisable Options Outstanding, Weighted Average Exercise Price	$ 45.77